Intangible assets (Details Narrative) - EUR (€)	1 Months Ended	12 Months Ended
	Feb. 28, 2023	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Forecasted revenues and EBIT margin, description		Projected 3 year run rate revenue of €72.6 million based on (0.44% annual market penetration of ~400m addressable U.S. and E.U. female population) or 151,375 units per year priced at €40 per unit, resulting in €30.0 million EBIT
Market risk adjusted EBIT multiple, description		EBITDA Multiple: 6x: 2/3 less than 19x multiple for observed public company comparables for risk
Discount rate		40.00%
Key valuation assumptions run rate description		3 year run rate EBIT €30M: -/+10%: (€27M = €59M, €33M =€72M)
Key valuation assumptions earnings before interest taxes depreciation, and amortization description		EBITDA multiple 6x: -/+ .05%: (5.5x = €60M, 6.5x = €71M)
Key valuation assumptions discount rate description		Discount rate 40%: -/+ 5%: (35% = €73M, 45% = €59M)
Licensing		€ 220,000,000
Expected intellectual property rights		10 years
Impairment loss		€ 0	€ 0
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Discount rate		30.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Discount rate		47.50%
Intangible Asset [Member]
IfrsStatementLineItems [Line Items]
Shares issued during period	12,258,458
Proceeds from acquisition of intangible asset	€ 65,000,000